ARNALL GOLDEN GREGORY LLP
                                 171 17TH STREET, NW
                                   SUITE 2100
                                ATLANTA, GA 30363

                                                      Direct phone: 404-873-8706
                                                        Direct fax: 404-873-8707
                                                      E-mail: Robert.Dow@agg.com
                                                                     www.agg.com

                              July 22, 2005

VIA EDGAR

Securities & Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:  Color Imaging, Inc. ("Color Imaging")
              Schedule 13E-3/A

Dear Sir/Madam:

     Enclosed  for  filing  herewith  via  EDGAR  is a copy of  Color  Imaging's
Schedule 13E-3/A.

     Please direct any comments or questions you may have concerning this filing to me at (404) 873-8706.

                                        Sincerely,


                                        ARNALL GOLDEN GREGORY LLP




                                        /s/ Robert F. Dow
                                        Robert F. Dow


Enclosures